Net Loss per Share (Details)	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Ruhnn Holding Limited-basic and diluted	$ (10,914,030)	¥ (73,246,238)	¥ (104,005,422)	¥ (55,383,671)
Net loss per share-basic and diluted | (per share)	$ (0.03)	¥ (0.23)	¥ (0.33)	¥ (0.17)
Shares (Denominator):
Weighted average number of ordinary shares outstanding-basic and diluted	321,584,804	321,584,804	319,406,760	319,406,760
Net loss per share-basic and diluted | (per share)	$ (0.03)	¥ (0.23)	¥ (0.33)	¥ (0.17)